Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0000804269
Registrant Name	General Motors Financial Company, Inc.
Registration File Number	333-291951
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES